Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$45,083	$27,310	$26,178	$26,236	$26,472	$167,380	$318,659
Gas supply and service agreements (ii)	89,034	62,781	48,427	42,174	37,699	144,885	425,000
Service agreements	56,828	46,817	50,223	48,671	45,766	248,540	496,845
Capital projects	654,399	—	—	—	—	—	654,399
Land easements	6,747	6,783	6,874	6,958	7,036	194,995	229,393
Total	$852,091	$143,691	$131,702	$124,039	$116,973	$755,800	$2,124,296
(i)     Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2020. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(ii)     Gas supply and service agreements: AQN’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.